FInancial Instruments (Tables)	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Summary of Fair Values of Financial Assets and Financial Liabilities

The Group is exposed to the risks of changes in fair value of its financial assets and liabilities. The following tables summarise the fair values and carrying amounts of financial instruments and the fair value calculations by category. On transition to IFRS 9, there were no changes to the carrying values of the Group’s financial assets.

€ million	Fair value			Carrying amount
	As at 30 June 2018	As at 31 December 2017	As at 30 June 2017	As at 30 June 2018	As at 31 December 2017	As at 30 June 2017
Financial assets
Cash and cash equivalents	3,991	3,317	5,016	3,991	3,317	5,016
Held-to-maturity investments(a)	–	163	152	–	163	152
Loans and receivables(a)	–	463	304	–	463	304
Available-for-sale financial assets(a)	–	564	655	–	564	655
Amortised cost(a)	632	–	–	632	–	–
Fair value through other comprehensive income(a)	288	–	–	288	–	–
Financial assets at fair value through profit and loss:
Derivatives	209	116	293	209	116	293
Other	379	139	106	379	139	106

	5,499	4,762	6,526	5,499	4,762	6,526
Financial liabilities
Preference shares	–	–	(125)	–	–	(68)
Bank loans and overdrafts	(1,131)	(995)	(829)	(1,128)	(992)	(825)
Bonds and other loans	(27,842)	(23,368)	(19,031)	(27,426)	(22,709)	(18,353)
Finance lease creditors	(151)	(147)	(153)	(135)	(131)	(134)
Derivatives	(542)	(421)	(253)	(542)	(421)	(253)
Other financial liabilities	(390)	(177)	–	(390)	(177)	–

	(30,056)	(25,108)	(20,391)	(29,621)	(24,430)	(19,633)

(a)	Classification has changed following adoption of IFRS 9. See below and note 1 for further details.

Summary of Assets and Liabilities Carried at Fair Value, Classification of Fair Value Calculations by Category

	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
€ million	As at 30 June 2018			As at 31 December 2017			As at 30 June 2017
Assets at fair value
Available-for-sale financial assets(a)	–	–	–	215	7	342	277	8	370
Financial assets at fair value through other comprehensive income(a)	143	4	141	–	–	–	–	–	–
Financial assets at fair value through profit or loss:
Derivatives(a)	–	366	–	–	173	–	–	376	–
Other	185	–	194	137	–	2	–	104	2
Liabilities at fair value
Derivatives(b)	–	(588)	–	–	(534)	–	–	(392)	–
Contingent Consideration	–	–	(199)	–	–	(445)	–	–	(413)

(a)	Includes €157 million (December 2017: €57 million) derivatives, reported within trade receivables, that hedge trading activities.
(b)	Includes €(46) million (December 2017: €(113) million) derivatives, reported within trade payables, that hedge trading activities.